SIGNIFICANT ACCOUNTING POLICIES - Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 27,896	$ 27,635	[1]	$ 26,570	[1]
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	819	1,198		1,260
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	25,365	25,283		23,766
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,712	1,154		1,544
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,011	774		1,455
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,011	774		1,455
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,975	18,166		17,673
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	169	234		328
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,573	17,772		17,256
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	233	160		89
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	8		12
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	8		12
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,993	7,092		6,766
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	183	244		279
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,810	6,848		6,487
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,890	1,533		585
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	440	658		562
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,982	655		23
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	468	220		0
APAC [Member]
Disaggregation of Revenue [Line Items]
Total revenue	27	62		79
APAC [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	27	54		79
APAC [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	8		0
APAC [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0		$ 0

[1]	Reclass